PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	¥ 82,124	$ 11,567	¥ 88,692	¥ 64,288
Tangible asset impairment charges	0		0
Impairment write off	7,138	$ 1,005	0	2,645
Equipment under operating lease, cost	124,894		128,486		$ 17,591
Equipment under operating lease, accumulated depreciation	104,174		100,681		14,673
Property and equipment pledged as collateral for other borrowings	391,056		412,683		55,079
Property and equipment pledged to secure bank and other borrowings	2,027,277		1,754,217		$ 285,536
Hospital
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of intangible assets (Excluding Goodwill)	0		0	0
Impairment write off	¥ 0		¥ 0	¥ 0